Segment reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Financial Information of Segment
The following tables sum
mari
ze selected financial information by segment for the six months ended June 30, 2023 and 2022:

	For the six months ended June 30, 2023
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated
Segment results
Sales outside the Group	55,011	58,802	19,311	46,663	32,468	2,282	—	214,537
Intra-Group sales	2,041	—	615	—	551	1,700	(4,915)	—

Total revenue	57,052	58,802	19,926	46,663	33,019	3,982	(4,915)	214,537
Cost of sales	(25,093)	(16,740)	(14,693)	(17,639)	(15,884)	(200)	1,166	(89,083)

Gross profit	31,959	42,062	5,233	29,024	17,135	3,782	(3,749)	125,454

Loss from operations before non-underlying items								(69,650)
Non-underlying items								9,666
Finance costs								(11,970)

Loss before tax								(71,954)
Income tax expenses								(271)

Loss for the period								(72,225)

Other segment information
Depreciation and amortization	6,726	6,748	534	4,962	2,443	105	—	21,518
Of which: Right-of-use assets	4,163	5,593	330	3,595	1,448	—	—	15,129
Other	2,563	1,155	204	1,367	995	105	—	6,389
Provisions and impairment losses	(3,610)	1,824	584	1,060	(3,099)	—	—	(3,241)

	For the six months ended June 30, 2022
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated
Segment results
Sales outside the Group	63,949	54,261	14,504	41,924	26,969	93	—	201,700
Intra-Group sales	—	—	415	—	—	1,845	(2,260)	—

Total revenue	63,949	54,261	14,919	41,924	26,969	1,938	(2,260)	201,700
Cost of sales	(33,901)	(15,878)	(11,188)	(16,170)	(12,171)	(64)	415	(88,957)

Gross profit	30,048	38,383	3,731	25,754	14,798	1,874	(1,845)	112,743

Loss from operations before non-underlying items								(61,460)
Non-underlying items								570
Finance costs								(8,080)

Loss before tax								(68,970)
Income tax expenses								256

Loss for the period								(68,714)

Other segment information
Depreciation and amortization	5,988	7,863	516	5,247	3,377	103	—	23,094
Of which: Right-of-use assets	4,164	6,286	335	3,841	2,296	—	—	16,922
Other	1,824	1,577	181	1,406	1,081	103	—	6,172
Provisions and impairment losses	5,544	2,329	(140)	1,227	(2,437)	(23)	—	6,500

The following tables summarize selected financial information by segment for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31, 2022
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated

Segment results
Sales outside the Group	119,772	125,514	29,696	85,884	61,172	274	—	422,312
Intra-Group sales	75	—	1,123	—	757	10,673	(12,628)	—

Total revenue	119,847	125,514	30,819	85,884	61,929	10,947	(12,628)	422,312
Cost of sales	(59,334)	(39,286)	(23,672)	(33,242)	(30,881)	(101)	2,148	(184,368)

Gross profit	60,513	86,228	7,147	52,642	31,048	10,846	(10,480)	237,944

Loss from operations before non-underlying items								(142,267)
Non-underlying items								(83,057)
Finance cost – net								(14,556)

Loss before income tax								(239,880)
Income tax benefits								129

Loss for the year								(239,751)

Other segment information
Depreciation and amortization	11,734	15,671	1,045	11,060	6,082	218	—	45,810
Of which: Right-of-use assets	7,415	12,357	664	8,111	4,091	—	—	32,638
Other	4,319	3,314	381	2,949	1,991	218	—	13,172
Provisions and impairment losses	7,709	5,127	(442)	3,257	1,103	(25)	—	16,729

	For the year ended December 31, 2021
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated

Segment results
Sales outside the Group	72,872	109,332	24,646	73,094	28,737	141	—	308,822
Intra-Group sales	—	—	49	—	—	6,827	(6,876)	—

Total revenue	72,872	109,332	24,695	73,094	28,737	6,968	(6,876)	308,822
Cost of sales	(38,844)	(30,262)	(20,246)	(34,107)	(15,418)	(83)	40	(138,920)

Gross profit	34,028	79,070	4,449	38,987	13,319	6,885	(6,836)	169,902

Loss from operations before non-underlying items								(108,014)
Non-underlying items								45,206
Finance cost – net								(9,313)

Loss before income tax								(72,121)
Income tax expenses								(4,331)

Loss for the year								(76,452)

Other segment information
Depreciation and amortization	11,231	14,229	1,089	12,025	2,944	66	—	41,584
Of which: Right-of-use assets	9,079	11,054	683	9,424	1,914	—	—	32,154
Other	2,152	3,175	406	2,601	1,030	66	—	9,430
Provisions and impairment losses	9,985	(440)	(992)	(221)	2,389	45	—	10,766

	For the year ended December 31, 2020
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated

Segment results
Sales outside the Group	34,989	95,384	25,251	66,512	—	476	—	222,612
Intra-Group sales	—	—	1,100	—	—	2,093	(3,193)	—

Total revenue	34,989	95,384	26,351	66,512	—	2,569	(3,193)	222,612
Cost of sales	(21,416)	(29,519)	(21,470)	(33,525)	—	(388)	1,100	(105,218)

Gross profit	13,573	65,865	4,881	32,987	—	2,181	(2,093)	117,394

Loss from operations before non-underlying items								(167,817)
Non-underlying items								43,546
Finance cost – net								(12,989)

Loss before income tax								(137,260)
Income tax benefits								1,603

Loss for the year								(135,657)

Other segment information
Depreciation and amortization	12,215	18,263	1,155	16,703	—	(4)	—	48,332
Of which: Right-of-use assets	9,144	13,141	686	13,507	—	—	—	36,478
Other	3,071	5,122	469	3,196	—	(4)	—	11,854
Provisions and impairment losses	3,854	10,913	5,526	2,383	—	—	—	22,676

Summary of Non-Current Assets by Geography
The following table summarizes
non-current
assets by geography at June 30, 2023 and December 31, 2022.

	At June 30,	At December 31,
	2023	2022

EMEA (1)	306,980	305,927
North America (2)	92,957	87,571
Greater China (3)	24,886	26,919
Other Asia (4)	33,316	14,188

Total non-current assets (other than deferred tax assets)	458,139	434,605

(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.

The following table summarizes
non-current
assets by geography at December 31, 2022 and 2021.

(Euro thousands)	At December 31,
	2022	2021
EMEA (1)	305,927	314,021
North America (2)	87,571	75,703
Greater China (3)	26,919	32,466
Other Asia (4)	14,188	3,448

Total non-current assets (other than deferred tax assets)	434,605	425,638

(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.